SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(b)    Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

(c)    Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to, estimates for allowance for credit losses of accounts receivable and other receivables, inventory provision, useful lives and impairment of long-lived assets, estimate of future material rights, refund liability, accounting for deferred income taxes and uncertain tax benefits, valuation allowance for deferred tax assets, fair value of share-based payments, provision of contingent liabilities, Changes in facts and circumstances may result in revised estimates.

(d)    Foreign currency

The functional currency of the PRC entities in the Group is Chinese Renminbi (“RMB”) as determined based on ASC 830, “Foreign Currency Matters”, while the functional currency of the Company and its subsidiaries incorporated outside of the PRC is the United States dollar (“US$”), the Hong Kong dollar (“HKD”), or the Singapore dollar (“SGD”).

The financial statements of the Company and its subsidiaries incorporated outside of the PRC are translated from the functional currency to the reporting currency, the RMB. The Group uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Equity accounts other than earnings generated in current year are translated into RMB at the appropriate historical rates. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Foreign currency transactions denominated in currencies other than the functional currencies are translated into the functional currencies using the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies using the applicable exchange rates at the balance sheet dates. Non-monetary items that are measured in terms of historical costs in foreign currency are translated into the functional currencies using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of operations and comprehensive income.

(e)    Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB 7.0063 on December 26, 2025 set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

(f)    Cash and cash equivalents

Cash and cash equivalents consist of demand deposits, highly-liquid investments placed with banks which are unrestricted as to withdrawal or use, and have original maturities of three months or less.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(g)    Short - term investments

Short - term investments purchased primarily represent structured deposits that are principal - protected and provide returns in the form of both fixed and variable interests with original maturities of less than one year. As of December 31, 2025 and 2024, the fair value of embedded derivatives included in short-term investments was immaterial.

(h)    Term deposits

Term deposits represent term deposits or certificate of deposits which bear fixed interest rate. The term - deposits or certificate of deposits with remaining maturities less than one year were classified as “Term deposit - current”, while term deposits or certificate of deposits with remaining maturities exceeding one year for which the Group has the positive intent to hold for more than one year were classified as “Term deposit –non-current”.

(i)    Restricted cash

Restricted cash is reported separately on the face of the Consolidated Balance Sheets and is included in the total cash and cash equivalents, and restricted cash in the Consolidated Statements of Cash Flows. The Group’s restricted cash mainly represents security deposits held in bank accounts for bank guarantee letters and prepaid card business. Restricted cash is classified as current and non-current based on the duration of the restriction.

(j)    Accounts receivable

Accounts receivable represent the amounts that the Group has an unconditional right to consideration. Accounts receivable that are ultimately deemed to be uncollectible, and for which collection efforts have been exhausted, are written off against the allowance for credit losses. As of December 31, 2024 and 2025, the expected credit losses for the Group’s account receivable were negligible.

(k)    Expected Credit Losses

The Group’s account receivable, receivables from online payment platforms, other receivables and other certain financial assets are within the scope of ASU No. 2016-13. The Group maintains an estimated allowance for credit losses to reduce them to the amount that it believes will be collected. When developing an estimation of expected credit losses, the Group applies the historical loss experience with appropriate adjustment. The Group considers available information relevant to assessing the collectability of cash flows. This information may include internal information, external information, or a combination of both relating to past events, current conditions, and reasonable and supportable forecasts. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that these financial assets are likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. The balance of these financial assets is written off after all collection efforts have been exhausted.

(l)    Inventories

Inventories are stated at the lower of cost or net realizable value. Historically, the Group’s inventories were accounted for under weighted average method. Effective from July 1, 2025, the Group elected to change its method of accounting for certain of its inventories, primarily coffee beans produced in its roasting factories, from the weighted average method to the specific identification method, specifically, the by-batch method. The Group believes the by-batch method of accounting for coffee bean inventory in its roasting factories is preferable because this method: (i) better aligns the accounting records with the physical flow of inventories; (ii) better reflects the current cost of assets; and (iii) better represents how the management assesses the performances of different business units and better supports them to make strategic decisions. The effects of the change in accounting method have been retrospectively applied to all periods presented in all sections of this report and the financial impact is not material for any of the years presented.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l)    Inventories (continued)

The impacts on the Group’s previously issued Consolidated Financial Statements are presented in the following tables:

	For the year ended December 31, 2025
	As Calculated	As Reported
	(Weighted	(Specific
	average	identification	Effect of
	method)	method)	Change
	RMB	RMB	RMB
Cost of materials	(18,777,806)	(18,783,453)	(5,647)
Total operating expenses	(44,209,513)	(44,215,160)	(5,647)
Operating income	5,078,582	5,072,935	(5,647)
Income before income taxes	5,285,822	5,280,175	(5,647)
Income tax expense	(1,681,205)	(1,679,793)	1,412
Net income	3,604,617	3,600,382	(4,235)
Net income attributable to the Company’s ordinary shareholders	3,604,617	3,600,382	(4,235)
Net income per share:
Basic	1.41	1.40	(0.01)
Diluted	1.40	1.40	0.00
Net income per ADS:
Basic	11.28	11.20	(0.08)
Diluted	11.20	11.20	0.00

Net income	3,604,617	3,600,382	(4,235)
Total comprehensive income	3,497,723	3,493,488	(4,235)
Total comprehensive income attributable to the Company’s ordinary shareholders	3,497,723	3,493,488	(4,235)

	For the year ended December 31, 2024
	As Previously
	Reported	As Adjusted
	(Weighted	(Specific
	average	identification	Effect of
	method)	method)	Change
	RMB	RMB	RMB
Cost of materials	(14,115,299)	(14,083,291)	32,008
Total operating expenses	(30,936,753)	(30,904,745)	32,008
Operating income	3,538,061	3,570,069	32,008
Income before income taxes	3,694,254	3,726,262	32,008
Income tax expense	(762,551)	(770,553)	(8,002)
Net income	2,931,703	2,955,709	24,006
Net income attributable to the Company’s ordinary shareholders	2,931,703	2,955,709	24,006
Net income per share:
Basic	1.15	1.16	0.01
Diluted	1.15	1.16	0.01
Net income per ADS:
Basic	9.20	9.28	0.08
Diluted	9.20	9.28	0.08

Net income	2,931,703	2,955,709	24,006
Total comprehensive income	2,973,295	2,997,301	24,006
Total comprehensive income attributable to the Company’s ordinary shareholders	2,973,295	2,997,301	24,006

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l)    Inventories (continued)

	For the year ended December 31, 2023
	As Previously
	Reported	As Adjusted
	(Weighted	(Specific
	average	identification	Effect of
	method)	method)	Change
	RMB	RMB	RMB
Cost of materials	(10,892,214)	(10,897,409)	(5,195)
Total operating expenses	(21,877,548)	(21,882,743)	(5,195)
Operating income	3,025,618	3,020,423	(5,195)
Income before income taxes	3,107,359	3,102,164	(5,195)
Income tax expense	(259,426)	(258,127)	1,299
Net income	2,847,933	2,844,037	(3,896)
Net income attributable to the Company’s ordinary shareholders	2,847,933	2,844,037	(3,896)
Net income per share:
Basic	1.12	1.12	0.00
Diluted	1.12	1.12	0.00
Net income per ADS:
Basic	8.96	8.96	0.00
Diluted	8.96	8.96	0.00

Net income	2,847,933	2,844,037	(3,896)
Total comprehensive income	2,847,573	2,843,677	(3,896)
Total comprehensive income attributable to the Company’s ordinary shareholders	2,847,573	2,843,677	(3,896)

	As of December 31, 2025			As of December 31, 2024
				As Previously
	As Calculated	As Reported		Reported	As Adjusted
	(Weighted	(Specific	Effect	(Weighted	(Specific	Effect
	average	identification	of	average	identification	of
	method)	method)	Change	method)	method)	Change
	RMB	RMB	RMB	RMB	RMB	RMB
Inventories, net	2,945,339	2,966,506	21,167	2,473,393	2,500,205	26,812
Total current assets	14,409,780	14,430,947	21,167	10,704,787	10,731,599	26,812
Total Assets	30,280,417	30,301,584	21,167	23,099,114	23,125,926	26,812
Accrued expenses and other current liabilities	4,143,031	4,148,323	5,292	3,027,503	3,034,205	6,702
Total current liabilities	8,501,328	8,506,620	5,292	6,682,375	6,689,077	6,702
Total liabilities	13,156,933	13,162,225	5,292	10,046,504	10,053,206	6,702
Statutory reserves	451,506	453,625	2,119	365,927	368,046	2,119
Accumulated deficits	(2,452,741)	(2,438,985)	13,756	(5,971,779)	(5,953,788)	17,991
Total Company’s ordinary shareholders’ equity	15,608,824	15,624,699	15,875	11,537,950	11,558,060	20,110
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	30,280,417	30,301,584	21,167	23,099,114	23,125,926	26,812

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l)    Inventories (continued)

	Effects on Changes of the Group’s Consolidated Equity
	As Previously Reported	As Adjusted
	(Weighted average method)	(Specific identification method)	Effect of Change
	RMB	RMB	RMB
Balance as of December 31 , 2025
Statutory reserves	451,506	453,625	2,119
Accumulated deficits	(2,452,741)	(2,438,985)	13,756
Total Company’s ordinary shareholders’ equity	15,608,824	15,624,699	15,875
Total shareholders’ equity	15,608,824	15,624,699	15,875

Balance as of December 31, 2024
Statutory reserves	365,927	368,046	2,119
Accumulated deficits	(5,971,779)	(5,953,788)	17,991
Total Company’s ordinary shareholders’ equity	11,537,950	11,558,060	20,110
Total shareholders’ equity	11,537,950	11,558,060	20,110

Balance as of December 31, 2023
Statutory reserves	168,204	167,679	(525)
Accumulated deficits	(8,705,759)	(8,709,130)	(3,371)
Total Company’s ordinary shareholders’ equity	8,136,405	8,132,509	(3,896)
Total shareholders’ equity	8,136,405	8,132,509	(3,896)

	Effect on the Group’s Consolidated Cashflows
	As Previously Reported	As Adjusted
	(Weighted average method)	(Specific identification method)	Effected of change
	RMB	RMB	RMB
Year ended December 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	3,604,617	3,600,382	(4,235)
Changes in operating assets and liabilities:
Inventories	(442,226)	(436,581)	5,645
Accrued expenses and other liabilities	933,584	932,174	(1,410)
Net cash provided by operating activities	6,091,062	6,091,062	—

Year ended December 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	2,931,703	2,955,709	24,006
Changes in operating assets and liabilities:
Inventories	(244,510)	(276,518)	(32,008)
Accrued expenses and other liabilities	669,861	677,863	8,002
Net cash provided by operating activities	4,229,272	4,229,272	—

Year ended December 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	2,847,933	2,844,037	(3,896)
Changes in operating assets and liabilities:
Inventories	(988,322)	(983,126)	5,196
Accrued expenses and other liabilities	675,313	674,013	(1,300)
Net cash provided by operating activities	2,900,425	2,900,425	—

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l)    Inventories (continued)

The Group recorded inventory reserves to write down the cost of inventory to the estimated net realizable value due to obsolete and slow-moving inventories, which is dependent upon factors such as historical and forecasted consumer demand, and application of the specific identification method. As of December 31, 2024 and 2025, inventory reserves were RMB56.2 million and RMB69.0 million (US$9.8 million), respectively. Write downs are recorded in cost of materials in the consolidated statements of operations and comprehensive income.

(m)    Property and equipment

Property and equipment primarily consist of office buildings, store operating equipment, mechanical equipment, leasehold improvements, office equipment and others. Property and equipment are stated at cost less accumulated depreciation and any recorded impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Store operating equipment	5 years
Office equipment and others	3-5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Mechanical equipment	10 years
Buildings	40-50 years
Assets subject to operating lease	40-50 years

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and the depreciation of these assets commences when the assets are ready for their intended use.

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost, accumulated depreciation and relevant impairment, with any resulting gain or loss reflected in the consolidated statements of operations and comprehensive income.

(n)    Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including property and equipment with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that indicate that the carrying amount of an asset or asset group may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows of the asset or asset group is less than the carrying amount of the assets or the asset groups, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets or the asset groups over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets or asset groups based on forecasted future sales and operating costs, using internal projections, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

The Group estimates of future cash flows requires management to make assumptions and to apply judgment, including forecasting future sales and gross profits and estimating useful lives of the assets or asset groups. These estimates can be affected by factors such as future sales results, store closure plans, economic conditions, business interruptions, interest rates and government regulations that can be difficult to predict. If actual results and conditions are not consistent with the estimates and assumptions used in its calculations, the Group may be exposed to additional impairments of long-lived assets.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(n)    Impairment of long-lived assets other than goodwill (continued)

For the years ended December 31, 2023, 2024 and 2025, the Group recognized impairment of long-lived assets other than goodwill of RMB5.2 million, RMB8.9 million and RMB8.5 million (US$1.2 million), respectively.

Impairment loss of long-lived assets represented RMB5.2 million mainly for the assets in relation to Luckin Tea for the year ended December 31, 2023, RMB8.9 million and RMB8.5 million mainly for unrecoverable damaged coffee machines used in stores for the year ended December 31, 2024 and 2025, respectively.

(o)    Fair value

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a three-tier fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, restricted cash, term deposits, short-term investments, accounts payable, receivables from online payment platforms, accounts receivables, other receivables and payables, lease liabilities, short-term bank borrowings, long-term bank borrowings and payable for equity litigants. Cash equivalents, short-term investments, term deposits and security deposits held in bank accounts for bank guarantee letters which is included in restricted cash are measured at fair value based on the pervasive interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. The carrying values of financial instruments except for above mentioned items are measured at amortized cost.

(p)    Short-term and long-term bank borrowings

Borrowings are recognized initially at fair value, net of debt discounts or premiums and debt issuance costs, if applicable. Debt discounts or premiums and debt issuance costs are recorded as an adjustment to the principal amount and the related accretion is amortized into interest expense in the Consolidated Statements of Operations and Comprehensive Income or capitalized in related assets over the term of the borrowings using the effective interest method. Borrowings are subsequently measured at amortized cost. Interest expense is recognized over the term of the borrowing and recorded in the Consolidated Statements of Comprehensive Income or capitalized in related assets. See Note 9 for additional information.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(q)    Revenue recognition

	For the year ended December 31,
	2023		2024		2025		2025
	RMB	%	RMB	%	RMB	%	US$	%

	(in thousands, except for percentages)
Net revenues:
Revenues from product sales	18,677,390	75.0	26,729,523	77.5	37,694,405	76.5	5,380,073	76.5
Freshly brewed drinks	16,877,880	67.8	24,501,085	71.1	34,616,741	70.2	4,940,802	70.2
Other products	1,241,868	5.0	1,685,413	4.9	2,319,079	4.7	330,999	4.7
Others	557,642	2.2	543,025	1.5	758,585	1.6	108,272	1.6
Revenues from partnership stores	6,225,776	25.0	7,745,291	22.5	11,593,690	23.5	1,654,752	23.5
Total net revenues	24,903,166	100.0	34,474,814	100.0	49,288,095	100.0	7,034,825	100.0

A description of the principal revenue generating activities of the Group is as follows:

Revenues from product sales

The Group offers freshly brewed drinks and other products and services (including pre-made food, beverage and merchandise items, membership and delivery services) mainly through its physical self-operated stores and online platforms. Total revenues from product sales were RMB18,677.4 million, RMB26,729.5 million and RMB37,694.4 million (US$5,380.1 million) for the years ended December 31, 2023, 2024 and 2025, respectively, including revenues from self-operated stores of RMB17,880.1 million, RMB25,591.7 million and RMB36,242.8 million (US$5,172.9 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

Revenues from product sales include:

●	Revenues from freshly brewed drinks. The Group offers an array of freshly brewed drinks, with a focus on freshly brewed coffee, supplemented with non-coffee drinks such as Light Milk Tea series and Fruits and Veggies Tea series.
●	Revenues from other products. Other products mainly consist of food and instant coffee items, such as light meals and various merchandise, including premium instant coffee, inspirational cups and other consumer goods.
●	Revenues from others. Revenues from others mainly include delivery fees derived from self-operated stores paid by the customers and membership fees collected from the subscribed members.

Customers place orders for products mainly through the Group’s self-developed APP, Weixin mini-program and other third-party platforms with different options to pay through third-party online payment platforms. The Group recognizes revenues at point in time when the Group satisfies its performance obligation upon the control of the promised products are transferred to the customers or distributors. For delivery orders, most of the delivery service was provided by the Group itself, while a portion was provided by the third-party platforms. Delivery services provided by the Group is determined as an activity to fulfill the Group’s promise to transfer the products, rather than another distinct performance obligation as it is performed before the customers obtain control of the products. Revenues represent the amount of consideration that the Group is entitled to, including products settlement price and delivery fees charged to customers, net of value-added tax (“VAT”), surcharges, discounts and returns, if any. There is no significant financing component or variable consideration in the transaction price. The Group reasonably estimates the possibility of return based on the historical experience, and there were no material returns historically. When a customer receives a discount for purchasing a bundle of goods, that discount is allocated proportionately among the performance obligations using the relative stand-alone selling price method. The Group also provides subscription membership service, which provides the members the access to an evolving suite of benefits, such as extra discount, limited-time promotions and special offer on selected product offerings and new products, which represent a single stand-ready obligation. Membership fees are paid for at the time of or in advance of delivering the services. Revenues from such arrangements are recognized over the subscription period on a straight-line basis.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(q)    Revenue recognition (continued)

Revenues from product sales (continued)

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs acting as a principal or the net amount acting as an agent. The Group is a principal for the substantial majority of product sales as the Group produces or obtains control of the specified goods before they are transferred to the customers, except for a portion of revenue from products sold on the Group’s own e-commerce platform, for which the Group’s obligation is to facilitate third-party merchants in fulfilling their performance obligation for the goods displayed on the Group’s own e-commerce platform acting as an agent. Revenue from product sales as an agent was negligible for the years ended December 31, 2023, 2024 and 2025, respectively.

Revenues from partnership stores

The Group cooperates with its partners, including domestic selective retail partners and overseas exclusive partners, to operate the partnership stores. Under partnership model, the Group sells materials such as coffee beans, milk, food and related products to partners, shares simplified and standardized operation experience, provides use right of brand name, technical infrastructure and sales and supply chain management in exchange for a profit-sharing on retail sales or franchise and licensing revenue from exclusive partnership sales. The Group’s partners are responsible for pre-opening capital investments and operating costs.

Revenues from partnership stores mainly consist of sales of materials, equipment and store construction-related materials to the partnership stores, profit-sharing and franchise and licensing revenue from the partnership stores for using the Luckin Coffee as well as integrated store operation solution, delivery services, franchise, maintenance services, disinfection services, design services and other services.

For material sales, the Group’s performance obligation is to transfer required materials at fixed unit price to its partners. The Group provides allowance (if any) for materials sales as consideration payable to partners when the partnership stores sell products to customers catering for the Group’s promotion strategy. Allowance for partnership stores is accounted for as a reduction of the transaction price. Therefore, sales of materials are generally recognized on the partners’ acceptance of materials, the settlement price is then deducted by the allowance provided to partnership stores which is generally determined in the same calendar month with the acceptance, if any. Revenue from material sales to partnership stores were RMB4,157.6 million, RMB5,538.6 million and RMB6,959.3 million (US$993.3 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

For equipment and store construction-related materials sales, the Group’s performance obligation is to transfer equipment at a fixed consideration with standard warranty provision and store construction-related materials to its partners. The standard warranty is not a distinct performance obligation as it is intended to provide by the Group’s suppliers to the partners an assurance that the equipment complies with agreed-upon functionality described in the contract. Revenue from sales of equipment to domestic retail partners is recognized at point in time when equipment is installed and tested to be ready to use. While revenue from sales of equipment to overseas exclusive partners is recognized at point in time when equipment is transferred. Revenue from sales of store construction-related materials is recognized at point in time upon receipt. Revenue from equipment and store construction-related materials sales to partnership stores were RMB877.2 million, RMB588.2 million and RMB860.8 million (US$122.9 million) for the years ended December 31, 2023, 2024 and 2025, respectively, and warrant liability was immaterial.

For profit-sharing from domestic retail partners and franchise and licensing revenue from overseas exclusive partners, the Group provides the integrated store operation solution, which includes the right to use brand name of Luckin Coffee, products and brand name promotion activities, unified ordering and payment collections platform, and basic operation guidance on store management and sanitary conditions, etc., in exchange for the profit-sharing based on the gross profit of domestic retail sales, or for the franchise and licensing revenues based on the gross revenues of the overseas partnership stores. The Group recognizes the profit-sharing revenue from domestic partnership stores at a variable consideration calculated using a tiered percentage approach, which is based upon the partnership stores’ monthly gross profits. From time to time, the Group offers subsidy or price concession to its partnership stores’ profit-sharing, which is subject to the Group’s adjustment. Subsidy or price concession for profit-sharing is accounted for as a reduction of the transaction price and deducts the revenue directly. The Group recognizes the variable franchise and licensing revenue from overseas partnership stores at each month end based on the monthly gross revenues of the overseas partnership stores. Revenue from partnership stores’ profit-sharing were RMB680.2 million, RMB848.8 million and RMB1,638.3 million (US$233.8 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(q)    Revenue recognition (continued)

Revenues from partnership stores (continued)

The Group also provides delivery services, maintenance services, disinfection services, design services and other services to domestic retail partners, franchise services to overseas exclusive partners, which have distinct value to partnership stores and are recognized upon completion of the respective performance obligations. Other revenues from partnership stores were RMB510.8 million, RMB769.8 million and RMB2,135.3 million (US$304.8 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

Contract balance

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. The Group presents any unconditional rights to consideration separately as a receivable. The Group does not have material contract asset. The balance of accounts receivable, net of RMB nil and RMB nil (US$ nil) allowance for credit losses, were RMB111.3 million and RMB156.3 million (US$22.3 million) as of December 31, 2024 and 2025, respectively.

Contract liability is mainly related to prepaid coupons to be provided to customers. Customers pay in advance for prepaid coupon. All prepaid coupons are stored in the “Coffee Wallet” of the customers’ registered accounts for future use and usually valid for three years. Cash received from the sales of prepaid coupons are recognized as deferred revenues which are contract liabilities under ASC 606 and recognized as revenue when the customer redeems the coupons. However, a portion of the contract liability recognized as revenue may relate to coupons that the Group expects to expire, which is considered as a breakage amount. When the Group determines that it expects to be entitled to breakage, the estimated breakage is recognized as revenue in proportion to the pattern of rights exercised by the customer. In some scenarios, the revenue recognized from product sales contains material rights of extra discount for future purchase. The material rights should be bifurcated and recorded as deferred revenues, which will be recognized as revenues when the customers exercise the material rights or when the material rights expire. As of December 31, 2024 and 2025, the balance of deferred revenues was RMB153.2 million and RMB156.3 million (US$22.3 million), respectively. Majority of the balance of deferred revenues would be recognized as revenue in one year.

(r)    Costs of materials, store rental and other operating costs

Costs of materials consisted primarily of cost for coffee beans and coffee condiments, pre-made food and beverage items, packaging, supplies and warehouse. Store rental and other operating costs consisted primarily of rental expense of stores, staff costs, and utilities, etc.

(s)    Delivery expenses

Delivery expenses are the delivery service fee for delivery orders. The Group incurred delivery expenses of RMB2,010.7 million, RMB2,821.1 million and RMB6,878.7 million (US$981.8 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

(t)    Sales and marketing expenses

Sales and marketing expenses consisted primarily of advertising expenditure, commission fees for third-party delivery platforms and subcontract service fee.

Advertising expenditures are expensed when incurred and are included in sales and marketing expenses, which amounted to RMB801.1 million, RMB1,206.4 million and RMB1,293.2 million (US$184.6 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(u)    General and administrative expenses

General and administrative expenses consist primarily of payroll and related expenses for employees involved in general corporate functions, research and development expenses, share-based compensation, professional fees, daily office expenses and rental fees for general corporate functions.

Research and development expenses are included in general and administrative expenses, which are mainly payroll expenses, employee benefits, and other headcount-related expenses associated with platform development and data analysis to support the Group’s business operations. The Group charged RMB338.8 million, RMB493.8 million and RMB612.6 million (US$87.4 million) of research and development costs to expense for the years ended December 31, 2023, 2024 and 2025, respectively.

(v)    Store preopening and other expenses

Store preopening expenses mainly include store rental costs during the start-up of new stores. Other expenses include lease exit costs, such as the write offs of prepaid store rental costs, deposits and leasehold improvements. Costs incurred in connection with the start-up and closure of stores are expensed as incurred.

(w)    Losses and expenses related to Fabricated Transactions and Restructuring

Losses and expenses related to Fabricated Transactions and Restructuring consisted primarily of professional and legal fees for U.S. securities litigations and other advisory service fees. The Group incurred losses related to Fabricated Transactions and Restructuring of negative RMB28.5 million, negative RMB149.6 million and RMB7.0 million (US$1.0 million) for the years ended December 31, 2023, 2024 and 2025, respectively. The negative amounts recognized in the years ended December 31, 2023 and 2024 were mainly due to the reversal of previously accrued expenses following the settlement with certain underwriters relating to indemnification of defense costs, including but not limited to attorney’s fees and expenses incurred in connection with government inquiries and litigation relating to the Fabricated Transactions in 2023 and the receipt of approximately US$22.4 million (RMB157.9 million) compensation under the Directors & Officers Liability and Company Reimbursement Insurance in 2024.

(x)    Leases

The Group enters into lease agreements to have leasing for self-operated stores, office spaces, and other corporate assets that the Group utilizes.

The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group did not enter into finance leases for any of the periods presented.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset. The rent under the majority of the current self-operated store lease agreements is generally payable in one of three ways: (i) fixed rent; (ii) the higher of a fixed base rent or a percentage of the store’s sales; or (iii) a percentage of the store’s sales. Generally, the Group has no renewal options at its discretion for the leases. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(x)    Leases (continued)

Operating lease ROU assets

The right-of-use assets are initially measured at cost, which comprise the initial amounts of the lease liabilities adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liabilities are initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the discount rate for the leases. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. Lease payments included in the measurement of the lease liabilities comprise fixed lease payments, variable lease payments that depend on an index or a rate and any exercise price under a purchase option that the Group is reasonably certain to exercise. The Group generally has no renewal options and material residual value guarantees or material restrictive covenants for its leases.

Lease liabilities are measured at amortized cost using the effective interest rate method. They are re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Asset retirement obligations

The Group recognizes an asset and a liability for the fair value of required asset retirement obligations (“ARO”) when such obligations are incurred. The Group’s AROs are primarily associated with leasehold improvements, which, at the end of a lease, it is contractually obligated to remove in order to comply with the lease agreement. At the inception of a lease with such conditions, the Group records an ARO liability and a corresponding capital asset in an amount equal to the estimated fair value of the obligation. As such, the Group amortizes the asset on a straight-line basis over the lease term and accretes the liability to its nominal value using the effective interest method over the lease term. Upon satisfaction of the ARO conditions, any difference between the recorded ARO liability and the actual retirement costs incurred is recognized as a gain or loss in store rental and other operating expenses on its consolidated statements of operations and comprehensive income.

The Group leases offices to third parties. The arrangements are in nature of operating leases, therefore, the assets subject to operating lease are measured at their carrying value under property, plant and equipment on the Group’s consolidated balance sheets and continue to depreciate based on the estimated useful life. Rental income is recognized over the lease term on a straight-line basis.

(y)    Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies with no further conditions to be met are recognized as income in “Other income, net” or as a reduction of specific operating costs and expenses for which the grants are intended to compensate. If the government subsidies are related to an asset, it is recognized as a deduction of the carrying amount of the asset when it is probable that the conditions are met and then recognized ratably over the expected useful life of the related asset as a reduction to the related amortization or depreciation in the consolidated statements of operations and comprehensive income. Government subsidies of RMB71.2 million, RMB90.5 million and RMB96.4 million (US$13.8 million) were recorded in “Other income, net” for the years ended December 31, 2023, 2024 and 2025.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(z)    Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounts for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of operations and comprehensive income as income tax expenses. The accrued interest and penalties related to unrecognized tax benefit for the years ended December 31, 2023, 2024 and 2025 were RMB7.6 million, RMB7.2 million and RMB negative 5.0 million (US$0.7 million), respectively, which represent the Group’s best estimate, in accordance with current PRC tax laws and regulations. As of December 31, 2024 and 2025, the accrued balance of interest and penalties were 19.4 million and RMB14.4 million (US$2.1 million), respectively.

(aa)    Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance, pension benefits and housing provident fund through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. In addition, the Company and its subsidiaries have various employee benefit plans outside the PRC. The total expenses the Group incurred for the plan were RMB530.3 million, RMB864.0 million and RMB1,151.7 million (US$164.4 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

(bb)    Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Amongst other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income included net income and foreign currency translation adjustments that are presented in the consolidated statements of operations and comprehensive income.

(cc)    Segment reporting

The Group follows ASC 280, Segment Reporting. The Group’s chief executive officer (“CEO”), acting as the chief operating decision-maker (the “CODM”), evaluates the performance of its operating segments based on net revenues and operating income. The Group has only one reportable operating segment, all other operating segments, which comprised the operations in overseas markets, do not meet the quantitative thresholds for the determination of reportable segment. Long-lived assets and revenues by geographic area were stated in Note 19 “Segment Reporting” in the accompanying notes to the consolidated financial statements.

(dd)    Net income per share

In accordance with ASC 260, Earnings per Share, basic income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares and participating securities during the period. Holders of Class A ordinary shares and Class B ordinary shares have the same dividend rights. For the calculation of diluted net income per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested restricted share units (“RSUs”) and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. In calculating basic and diluted earnings per share, the Company must allocate earnings to its participating securities with a corresponding reduction in the earnings attributable to common shares under the two-class method. Losses are not allocated to participating securities as the security holder does not have a contractual obligation to share in the losses of the Company with common stockholders. The effect mentioned above is not included in the calculation of the diluted income per share when inclusion of such effect would be anti-dilutive.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(ee)    Share-based compensation

The Group applies ASC 718, Compensation-Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees and directors were classified as equity awards and are recognized in the consolidated financial statements based on the grant date fair values, which are the closing prices of the Company’s ordinary shares on the public trade market. The Group recognizes share-based compensation expenses for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation expense is recognized over the requisite service period for each separately vesting portion of the award, and only when it is probable that the performance condition, if any, will be achieved. The Group accounts for forfeitures as they occur. The Group issues new shares of common stock upon exercise of stock options and the vesting of restricted share units.

(ff)    Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”), requiring public business entities to provide additional information in the rate reconciliation and additional disclosures about income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Group adopted this standard on January 1, 2025, and applied the disclosure requirements retrospectively to all periods presented. See Note 16 for further information.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). This update requires entities to include more detailed information about the types of expenses, including purchases of inventory, employee compensation, depreciation, amortization, and depletion, in commonly presented expense captions such as cost of sales, research and development, and selling, general and administrative expenses. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, with early adoption permitted. The Group is currently evaluating the impact of this standard on its financial statement presentation and disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provides the option to elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when developing a reasonable and supportable forecast as part of estimating expected credit losses on these assets. ASU 2025-05 is effective for the Group from January 1, 2026, with early adoption permitted. The Group will adopt this standard in the first quarter of 2026, and do not expect that the adoption of this standard will have a material impact on its financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The amendments in ASU No. 2025-06 remove all references to prescriptive and sequential software development stages. This ASU requires entities to begin capitalizing software costs when management authorizes and commits to funding the software project, and it is probable that the project will be completed and the software will be used for its intended purpose. ASU 2025-06 is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Group is currently evaluating the impact of the adoption of this standard on its financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”) to establish guidance on the recognition, measurement, and presentation of government grants received by business entities. The new standard leverages the principles in the accounting framework for government assistance in International Accounting Standard 20. ASU 2025-10 is effective for the Group for annual period from January 1, 2029, with early adoption permitted. The Group is currently evaluating the impact the adoption of this standard may have on its financial statements.

The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.